Statement to Securityholder
Ally Auto Receivables Trust 2019-4

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2019-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	12/11/2019

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2019-4

5. Collateral Summary	Collection Period, Begin:	10/1/2022
	Collection Period, End:	10/31/2022
6. Charge-Off and Delinquency Rates	Determination Date:	11/10/2022
	Distribution Date:	11/15/2022
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures
The Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2019-4
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007TAA3	252,000,000.00	0.00	1.84713000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007TAB1	330,000,000.00	0.00	1.93000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02007TAC9	336,000,000.00	35,560,068.64	1.84000000	10,496,023.82	54,525.44	N/A	10,550,549.26	0.00	0.00	25,064,044.82
A-4	02007TAD7	73,690,000.00	73,690,000.00	1.92000000	0.00	117,904.00	N/A	117,904.00	0.00	0.00	73,690,000.00
B	02007TAE5	22,060,000.00	22,060,000.00	2.14000000	0.00	39,340.33	N/A	39,340.33	0.00	0.00	22,060,000.00
C	02007TAF2	18,380,000.00	18,380,000.00	2.34000000	0.00	35,841.00	N/A	35,841.00	0.00	0.00	18,380,000.00
D	02007TAG0	13,660,000.00	13,660,000.00	2.59000000	0.00	29,482.83	N/A	29,482.83	0.00	0.00	13,660,000.00
Certificates	N/A	N/A	N/A	N/A	N/A	N/A	433,266.41	433,266.41	N/A	N/A	N/A
	Deal Totals	1,045,790,000.00	163,350,068.64		10,496,023.82	277,093.60	433,266.41	11,206,383.83	0.00	0.00	152,854,044.82

Statement to Securityholder
Ally Auto Receivables Trust 2019-4
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	105.8335376	31.2381661	0.1622781	31.4004442	0.0000000	74.5953715
A-4	1,000.0000000	0.0000000	1.6000000	1.6000000	0.0000000	1,000.0000000
B	1,000.0000000	0.0000000	1.7833332	1.7833332	0.0000000	1,000.0000000
C	1,000.0000000	0.0000000	1.9500000	1.9500000	0.0000000	1,000.0000000
D	1,000.0000000	0.0000000	2.1583331	2.1583331	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	156.1977726
Ending Aggregate Note Pool Factor:	146.1613181

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2019-4

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	10/17/2022	11/14/2022	Actual/360	N/A	N/A	1.84713000	1.84713000	0.00
A-2	0.00	10/17/2022	11/14/2022	30/360	N/A	N/A	1.93000000	1.93000000	0.00
A-3	35,560,068.64	10/17/2022	11/14/2022	30/360	N/A	N/A	1.84000000	1.84000000	54,525.44
A-4	73,690,000.00	10/17/2022	11/14/2022	30/360	N/A	N/A	1.92000000	1.92000000	117,904.00
B	22,060,000.00	10/17/2022	11/14/2022	30/360	N/A	N/A	2.14000000	2.14000000	39,340.33
C	18,380,000.00	10/17/2022	11/14/2022	30/360	N/A	N/A	2.34000000	2.34000000	35,841.00
D	13,660,000.00	10/17/2022	11/14/2022	30/360	N/A	N/A	2.59000000	2.59000000	29,482.83

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	54,525.44	0.00	54,525.44	0.00
A-4	0.00	117,904.00	0.00	117,904.00	0.00
B	0.00	39,340.33	0.00	39,340.33	0.00
C	0.00	35,841.00	0.00	35,841.00	0.00
D	0.00	29,482.83	0.00	29,482.83	0.00
Deal Totals	0.00	277,093.60	0.00	277,093.60	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2019-4
4. Collections and Distributions

Collections
Receipts During the Period	11,215,424.34
Administrative Purchase Payments	29,724.62
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	110,240.59
Other Fees or Expenses Paid	0.00
Total Collections	11,355,389.55

Beginning Reserve Account Balance	2,626,306.96
Total Available Amount	13,981,696.51

Distributions
Total Available Amount	13,981,696.51
Basic Servicing Fee	147,505.72
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	172,429.44
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	39,340.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	35,841.00
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	29,482.83
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,626,306.96
Noteholders' Regular Principal Distributable Amount	10,496,023.82
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	433,266.41

Supplemental Servicing Fees	21,317.00
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	8,100.00

Statement to Securityholder
Ally Auto Receivables Trust 2019-4

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	66,361	20,832	20,137
	Aggregate Receivables Principal Balance	1,050,522,784.44	177,006,864.84	166,510,841.02
	Aggregate Amount Financed	1,050,522,784.44	177,006,864.84	166,510,841.02

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	6.63000000	7.07121422	7.08534882	66.83	68.54	68.59	52.95	28.65	27.94

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.38%	1.55%	1.38%	1.41%	1.42%	1.16%	1.10%	1.23%	1.36%	1.43%	1.41%	1.47%	1.30%	1.44%	1.45%	1.28%	1.67%	1.53%	1.45%	1.56%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.45%	1.43%	1.31%	1.33%	1.32%	1.33%	1.16%	1.25%	1.40%	1.27%	1.21%	1.15%	1.11%	1.30%	1.12%	1.03%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2019-4

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	171,758,852.93	27	137,189.32	5,081.09	0.9585%	20,137	97	0.4817%
Preceding	182,679,519.62	22	127,898.69	5,813.58	0.8402%	20,832	99	0.4752%
Next Preceding	194,889,329.70	17	30,734.25	1,807.90	0.1892%	21,616	108	0.4996%
Third Preceding	207,561,607.19	20	73,452.83	3,672.64	0.4247%	Three Month Average		0.4855%
Four Month Average					0.6032%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,050,522,784.44	4,700,643.26	0.4475%	31 - 60 days	257	2,610,195.87	1.5676%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	73	791,629.77	0.4754%
Trust 2019-4 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	22	228,535.21	0.1372%
				> 120 days	2	15,391.89	0.0092%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		144	1,277,922.00
				Additions		8	84,546.32
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		5	31,604.43
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		147	1,330,863.89

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,626,306.96	2,626,306.96	0.00	0.00	0.00	2,626,306.96	2,626,306.96

Statement to Securityholder
Ally Auto Receivables Trust 2019-4
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,732,784.44
Current Overcollateralization	13,656,796.20
Overcollateralization Target	13,656,796.20

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%
61+ Delinquencies	0.00%	0.12%	0.24%	0.20%	0.20%	0.12%	0.11%	0.08%	0.13%	0.25%	0.25%	0.34%	0.33%	0.34%	0.33%	0.27%	0.18%	0.15%	0.18%	0.22%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.30%	2.30%	2.30%	2.30%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	3.80%	3.80%	3.80%	3.80%
61+ Delinquencies	0.33%	0.36%	0.34%	0.32%	0.36%	0.37%	0.47%	0.43%	0.29%	0.32%	0.33%	0.50%	0.62%	0.69%	0.54%	0.62%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
61+ Delinquencies

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	83
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2019-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2019-4 will perform in the future.